Share-Based Compensation (Stock Options) (Details) (USD $)	12 Months Ended
	Jul. 02, 2011 years properties customers	Jul. 03, 2010 years	Jun. 27, 2009 years
Expense reduction due to change in retirement eligible expense methodology upon adoption of fair value recognition provisions of the stock compensation accounting guidance			$ 3,500,000
Dividend yield	3.50%	3.60%	3.20%
Expected volatility	23.40%	25.40%	34.70%
Risk-free interest rate	1.20%	2.30%	2.30%
Expected life (years)	5.0	4.9	4.5
Options outstanding, beginning balance, shares	72,835,397
Options granted, shares	7,190,250	8,494,200	8,089,750
Options exercised, shares	(11,461,735)
Options forfeited, shares	(422,309)
Options expired, shares	(749,295)
Options outstanding, ending balance, shares	67,392,308	72,835,397
Options vested or expected to vest, shares	66,718,623
Options exercisable, shares	45,522,993
Options outstanding, beginning balance, weighted average exercise price	$ 29.72
Options granted, weighted average exercise price	$ 28.86
Options exercised, weighted average exercise price	$ 27.20
Options forfeited, weighted average exercise price	$ 28.24
Options expired, weighted average exercise price	$ 31.23
Options outstanding, ending balance, weighted average exercise price	$ 30.05	$ 29.72
Options vested or expected to vest, weighted average exercise price	$ 30.07
Options exercisable, weighted average exercise price	$ 30.90
Options outstanding, ending balance, weighted average remaining contractual term	2.77
Options vested or expected to vest, weighted average remaining contractual term	2.75
Options exercisable, weighted average remaining contractual term	1.67
Options outstanding, ending balance, aggregate intrinsic value	120,024,000
Options vested or expected to vest, aggregate intrinsic value	117,725,000
Options exercisable, aggregate intrinsic value	46,562,000
Weighted average fair value of options granted in period	$ 3.96	$ 4.53	$ 5.88
Total intrinsic value of options exercised in period	$ 45,500,000	$ 16,300,000	$ 24,400,000
Executive officer [Member]
Options granted, shares	1,423,000	1,451,500	1,395,000
Number of employees receiving options in period	11	12	12
Key employees [Member]
Options granted, shares	5,767,250	7,042,700	6,694,750
Number of employees receiving options in period	1,500	1,600	1,700